Stockholders' Equity (Details Textual) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended
	Feb. 11, 2014	Oct. 29, 2013	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Class Of Stock (Textual)
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized			50,000,000	500,000,000	250,000,000
Common stock, par value			$ 0.001	$ 0.10	$ 0.10
Common stock, shares issued			7,671,632	9,961,632	5,300,000
Common stock, shares outstanding			7,671,632	9,961,632	5,300,000
Common stock to be issued			$ 509	$ 33,837
Common Stock, Voting Rights			Each share of Common Stock is entitled to one (1) vote.	Each Common Stock holder will have one (1) vote.
Treasury stock, shares			2,290,000
Number of treasury shares issued	2,240,000
Number of shares returned to treasury		150,000
Number of treasury shares transferred to note holder	100,000
Number of shares amended and restated description			Company amended and restated the certificate of incorporation to decrease the number of authorized shares of Common Stock and Preferred Stock to 50,000,000 and 1,000,000 respectively. The Company also reduced the par value of the Common Stock to $0.001 from $0.10.
Edward DeFeudis and Marco Garibaldi [Member]
Class Of Stock (Textual)
Number of treasury shares issued	2,140,000
Series B Preferred Stock [Member]
Class Of Stock (Textual)
Preferred stock, shares authorized			5,000	5,000	10,000,000
Preferred stock, par value			$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued			5,000	5,000	5,000
Preferred stock, shares outstanding			5,000	5,000	5,000
Description of preferred stock voting rights			Each vote per Series B Preferred Share equal to 1,000 shares of common stock.	Each vote per Series B Preferred Share equal to 1,000 shares of common stock.
Temporary Equity, Description			After June 30, 2018, the Class B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Class B Preferred Share.	After June 30, 2018, the Class B Preferred Shares shall have no voting rights and shall be redeemable by the Company for the sum of one tenth of a cent ($0.001) per Class B Preferred Share.